Accounts and Other Receivables - Summary of Changes in Loss Allowance of Accounts and Other Receivables (Details) - Loss allowance - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounts receivable
Trade And Other Receivables [Line Items]
Financial assets at amortised cost beginning balance	₩ 626	₩ 319	₩ 689
Bad debt expenses	589	1,402	701
Reversal of allowance for doubtful accounts	0	0	0
Write-off	(665)	(1,095)	(1,071)
Financial assets at amortised cost ending balance	550	626	319
Other receivables
Trade And Other Receivables [Line Items]
Financial assets at amortised cost beginning balance	5	5	5
Bad debt expenses	0	0	0
Reversal of allowance for doubtful accounts	0	0	0
Write-off	0	0	0
Financial assets at amortised cost ending balance	₩ 5	₩ 5	₩ 5